UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21897

                                                     The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

                                     Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Jon Foust

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

                                             Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Ellen Drought, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202-3590

Registrant’s telephone number, including area code: (952) 230-6140

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2015 (unaudited)

	Shares	Value
COMMON STOCK – 94.8%

CONSUMER DISCRETIONARY – 16.7%

Diversified Consumer Services – 3.2%
2U, Inc.*	45,741	$ 1,642,102
Grand Canyon Education, Inc.*	17,870	678,881
Titan Machinery Inc.*	66,663	765,291

		3,086,274

Hotels, Restaurants & Leisure – 1.5%
Diamond Resorts International, Inc.*	48,974	1,145,502
Papa Murphy’s Holdings, Inc.*	16,546	242,895

		1,388,397

Household Durables – 0.6%
Kirkland’s, Inc.	27,801	598,834

Leisure Equipment & Products – 1.5%
MCBC Holdings Inc.*	6,284	81,441
Smith & Wesson Holding Corp.*	80,954	1,365,694

		1,447,135

Specialty Retail – 8.8%
Aaron’s Inc.	49,136	1,774,301
Cabela’s, Inc.*	32,320	1,473,792
Francesca’s Holdings Corp.*	61,125	747,559
Hibbett Sports, Inc.*	21,545	754,290
Lithia Motors, Inc. - Class A	22,005	2,378,961
MarineMax, Inc.*	41,719	589,489
Men’s Wearhouse, Inc.	17,585	747,714

		8,466,106

Trading Companies & Distributors – 1.1%
Heartland Payment Systems Inc.	16,929	1,066,696

TOTAL CONSUMER DISCRETIONARY		16,053,442

CONSUMER STAPLES – 0.8%

Food & Staples Retailing – 0.8%
Blue Buffalo Pet Products Inc.*	620	11,104
United Natural Foods, Inc.*	16,460	798,475

		809,579

TOTAL CONSUMER STAPLES		809,579

FINANCIALS – 6.0%

Commercial Banks – 4.5%
Bank of The Ozarks, Inc.	26,030	1,139,073
First Interstate BancSystem Inc. - Class A	29,371	817,689
Opus Bank	23,685	905,714
Umpqua Holdings Corp.	1	12

	Shares	Value
COMMON STOCK – continued
Webster Financial Corp.	42,600	$ 1,517,838

		4,380,326

Real Estate Investment Trusts – 1.5%
Pebblebrook Hotel Trust	40,728	1,443,808

TOTAL FINANCIALS		5,824,134

HEALTH CARE – 19.0%

Biotechnology – 1.7%
Clovis Oncology, Inc.*	12,381	1,138,557
Osiris Therapeutics, Inc.	25,671	474,143

		1,612,700

Health Care Equipment & Supplies – 2.8%
Greatbatch, Inc.*	27,116	1,529,885
Integra LifeSciences Holdings Corp.*	10,789	642,485
Tandem Diabetes Care, Inc.*	62,483	550,475

		2,722,845

Health Care Providers & Services – 9.6%
Amsurg Corp.*	36,315	2,822,039
ConforMIS Inc.*	67,501	1,219,068
Magellan Health, Inc.*	20,211	1,120,296
Providence Service Corp.*	5,632	245,443
Team Health Holdings, Inc.*	36,202	1,955,994
VCA Antech, Inc.*	36,290	1,910,669

		9,273,509

Life Sciences Tools & Services – 4.9%
AMN Healthcare Services Inc.*	37,132	1,114,331
Anacor Pharmaceuticals Inc.*	4,691	552,178
Charles River Laboratories International Inc.*	17,156	1,089,749
Dyax Corp.*	20,227	386,133
Novavax Inc.*	46,193	326,585
PRA Health Sciences, Inc.*	32,642	1,267,489

		4,736,465

TOTAL HEALTH CARE		18,345,519

INDUSTRIALS – 20.8%

Aerospace & Defense – 1.5%
Hexcel Corp.	33,292	1,493,479

Air Freight & Logistics – 0.3%
Radiant Logistics, Inc.*	57,507	256,481

Building Products – 1.3%
Patrick Industries, Inc.*	6,715	265,175
PGT, Inc.*	84,762	1,040,877

		1,306,052

See notes to schedule of investments.

HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2015 (unaudited) continued

	Shares	Value
COMMON STOCK – continued

Commercial Services & Supplies – 2.9%
James River Group Holdings Ltd.	62,153	$ 1,671,294
KAR Auction Services, Inc.	30,559	1,084,845

		2,756,139

Construction & Engineering – 1.8%
Dycom Industries, Inc.*	10,572	764,990
William Lyon Homes - Class A*	47,172	971,743

		1,736,733

Machinery – 0.5%
Greenbrier Cos, Inc.	14,707	472,242

Professional Services – 8.9%
Barrett Business Services, Inc.	41,254	1,771,034
Huron Consulting Group, Inc.*	10,702	669,196
Korn/ Ferry International	43,133	1,426,408
On Assignment, Inc.*	94,983	3,504,873
Resources Connection, Inc.	78,728	1,186,431

		8,557,942

Road & Rail – 3.6%
Genesee & Wyoming, Inc. - Class A*	10,955	647,221
Old Dominion Freight Line, Inc.*	28,188	1,719,468
Swift Transportation Co.*	76,991	1,156,405

		3,523,094

TOTAL INDUSTRIALS		20,102,162

INFORMATION TECHNOLOGY – 26.5%

Communications Equipment – 1.3%
Applied Optoelectronics, Inc.*	68,450	1,285,491

Computers & Peripherals – 2.2%
Immersion Corp.*	55,781	626,421
Super Micro Computer, Inc.*	56,559	1,541,798

		2,168,219

Internet Software & Services – 0.8%
comScore, Inc.*	17,112	789,719

IT Services – 3.0%
Euronet Worldwide, Inc.*	15,582	1,154,470
MAXIMUS, Inc.	28,564	1,701,272

		2,855,742

Semiconductors & Semiconductor Equipment – 10.6%
Axcelis Technologies Inc.*	187,224	499,888
Fabrinet	41,437	759,540
Himax Technologies, Inc., ADR	209,236	1,667,611

	Shares	Value
COMMON STOCK – continued

Integrated Device Technology, Inc.*	25,463	$ 516,899
JinkoSolar Holding Co., Ltd., ADR*	105,365	2,311,708
Mattson Technology, Inc.*	152,666	355,712
NeoPhotonics Corp.*	56,759	386,529
Pixelworks Inc.*	77,089	278,291
Skyworks Solutions, Inc.	12,168	1,024,667
Tessera Technologies, Inc.	43,554	1,411,585
Tower Semiconductor Ltd.*	51,386	661,338
Veeco Instruments, Inc.*	16,748	343,501

		10,217,269

Software – 8.6%
Apigee Corp.*	51,390	542,165
Callidus Software, Inc.*	188,150	3,196,669
Five9, Inc.*	32,341	119,662
Gigamon, Inc.*	21,399	428,194
Imperva Inc.*	26,174	1,713,874
Proofpoint, Inc.*	35,214	2,124,108
Workiva Inc.*	9,670	146,887

		8,271,559

TOTAL INFORMATION TECHNOLOGY		25,587,999

MATERIALS – 2.1%

Construction Materials – 2.1%
US Concrete, Inc.*	41,227	1,970,238

TOTAL MATERIALS		1,970,238

TELECOMMUNICATION SERVICES – 2.9%

Diversified Telecommunication Services – 2.9%
Cogent Communications Group, Inc.	36,658	995,631
inContact, Inc.*	242,370	1,820,198

		2,815,829

TOTAL TELECOMMUNICATION SERVICES		2,815,829

Total COMMON STOCK (Cost $88,851,111)		91,508,902

SHORT-TERM INVESTMENTS – 5.1%

Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.11%**	4,905,976	4,905,976

Total SHORT-TERM INVESTMENTS (Cost $4,905,976)		4,905,976

See notes to schedule of investments.

HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2015 (unaudited) continued

Value

TOTAL INVESTMENTS (COST $93,757,087)† - 99.9%	$ 96,414,878

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	53,298

NET ASSETS - 100.0%	$ 96,468,176

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of September 30, 2015.
†	The cost for federal income tax purposes is $93,757,087. At September 30, 2015, net unrealized appreciation was $2,657,791. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,370,049, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,712,258.

See notes to schedule of investments.

MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2015 (unaudited)

	Shares	Value
COMMON STOCK – 89.8%

CONSUMER DISCRETIONARY – 12.2%

Hotels, Restaurants & Leisure – 1.8%
Starbucks Corp.	6,675	$ 379,407

Internet & Catalog Retail – 1.6%
Amazon.com, Inc.*	639	327,098

Media – 3.0%
Liberty Global PLC - Class C*	9,974	409,133
Liberty Global PLC LiLAC - Class C*	6,264	214,479

		623,612

Specialty Retail – 5.8%
O’Reilly Automotive, Inc.*	1,255	313,750
TJX Cos, Inc. (The)	12,308	879,037

		1,192,787

TOTAL CONSUMER DISCRETIONARY		2,522,904

CONSUMER STAPLES – 9.9%

Beverages – 3.7%
PepsiCo, Inc.	8,208	774,014

Food Products – 6.2%
Mondelez International, Inc. - Class A	15,088	631,735
Unilever NV	15,897	639,059

		1,270,794

TOTAL CONSUMER STAPLES		2,044,808

ENERGY – 5.5%

Energy, Equipment & Services – 5.5%
Core Laboratories NV	5,480	546,904
Schlumberger Ltd.	8,433	581,624

		1,128,528

TOTAL ENERGY		1,128,528

FINANCIALS – 13.7%

Commercial Bank – 1.4%
US Bancorp/MN	7,185	294,657

Insurance – 7.6%
Berkshire Hathaway, Inc. - Class B*	6,494	846,818
Markel Corp.*	913	732,098

		1,578,916

Real Estate Investment Trusts – 4.7%
American Tower Corp.	10,894	958,454

TOTAL FINANCIALS		2,832,027

HEALTH CARE – 11.6%

Health Care Equipment & Supplies – 1.7%
St Jude Medical, Inc.	5,519	348,194

	Shares	Value
COMMON STOCK – continued

Life Sciences Tools & Services – 3.2%
Mettler-Toledo International, Inc.*	2,310	$ 657,749

Pharmaceuticals – 6.7%
Allergan PLC*	3,271	889,020
Johnson & Johnson	5,447	508,477

		1,397,497

TOTAL HEALTH CARE		2,403,440

INDUSTRIALS – 15.8%

Aerospace & Defense – 11.4%
B/E Aerospace, Inc.	7,894	346,547
Honeywell International, Inc.	10,609	1,004,566
Precision Castparts Corp.	1,408	323,432
TransDigm Group, Inc.*	3,195	678,650

		2,353,195

Electrical Equipment – 1.9%
Sensata Technologies Holding NV*	9,139	405,223

Road & Rail – 2.5%
Kansas City Southern	5,719	519,743

TOATAL INDUSTRIALS		3,278,161

INFORMATION TECHNOLOGY – 16.8%

Computers & Peripherals – 2.7%
Apple, Inc.	4,995	550,949

Internet Software & Services – 3.0%
GOOGLE, Inc. - Class C*	1,027	624,847

IT Services – 3.2%
Visa, Inc. - Class A	9,451	658,357

Software – 7.9%
Adobe Systems, Inc.*	7,497	616,403
Intuit, Inc.	5,845	518,744
Oracle Corp.	13,984	505,102

		1,640,249

TOTAL INFORMATION TECHNOLOGY		3,474,402

MATERIALS – 4.3%

Chemicals – 4.3%
Ecolab, Inc.	5,631	617,833
Praxair, Inc.	2,662	271,152

		888,985

TOTAL MATERIALS		888,985

Total COMMON STOCK (Cost $16,587,289)		18,573,255

See notes to schedule of investments.

MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2015 (unaudited) continued

	Shares	Value
SHORT-TERM INVESTMENTS – 10.5%

Blackrock Liquidity Funds TempFund Portfolio, 0.11%**	2,182,873	$ 2,182,873

Total SHORT-TERM INVESTMENTS (Cost $2,182,873)		2,182,873

TOTAL INVESTMENTS (COST $18,770,162)† - 100.3%		20,756,128

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)		(67,675)

NET ASSETS - 100.0%		$ 20,688,453

*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of September 30, 2015.
†	The cost for federal income tax purposes is $18,770,162. At September 30, 2015, net unrealized appreciation was $1,985,966. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,399,229 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $413,263.

See notes to schedule of investments.

THE ROXBURY FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

SECURITY VALUATION: Securities held by the Hood River Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2015, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

		Total Value at September 30, 2015		Level 1 Quoted Price		Level 2 Other Significant Observable Inputs		Level 3 Significant Unobservable Inputs

Investment in Securities*	$	96,414,878	$	96,414,878	$	—	$	—
Strategic Growth Fund
		Total Value at September 30, 2015		Level 1 Quoted Price		Level 2 Other Significant Observable Inputs		Level 3 Significant Unobservable Inputs

Investment in Securities*	$	20,756,128	$	20,756,128	$	—	$	—

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market value existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President
(principal executive officer)

Date	11/17/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President
(principal executive officer)

Date	11/17/15

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Treasurer
(principal financial officer)

Date	11/17/15

* Print the name and title of each signing officer under his or her signature.